CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Cash Flows [Abstract]
Business acquisitions, net of cash acquired	$ 0	$ 1,350	$ 4,780